One American Row P.O. Box 5056 Hartford, CT 06102-5056
860-403-5000 www.nfg.com

July 7, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Delaware Life NY Variable Account D (the “Registrant”); Registration Statement on Form N-6, File Nos. 333-273142 and 811-04633

Commissioners:

The above-referenced registration statement filed on July 5, 2023 has been declared effective by the Commission. The Registrant certifies that:

(1)

The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the registration statement, and

(2)	The text of the registration statement has been filed electronically.

If you have any questions, please call the undersigned at (860) 403-5303. Thank you for your attention to this filing.

Sincerely,

/s/ Sam S.F. Caligiuri
Sam S.F. Caligiuri
VP Deputy GC & Chief Compliance Officer
Nassau Life Insurance Company